OTHER RECEIVABLES AND DEPOSITS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
4. OTHER RECEIVABLES AND DEPOSITS

Other receivables and deposits consisted of the following at June 30, 2011, and December 31, 2010:

	2011	2010
Deposits for contract bidding	$288,470	$641,145
Advance to employees	134,187	98,725
Advance to shareholder	53,477
Other	2,379	36,001
Total	$478,513	$775,871

4. OTHER RECEIVABLES AND DEPOSITS

Other receivables and deposits consisted of the following at December 31, 2010 and 2009:

	2010	2009
Short-term advance to third parties	$-	$254,243
Deposits for bidding	641,145	271,236
Deposits for patent	-	22,261
Advance to employees	98,725	-
Other	36,001	2,729
Total	$775,871	$550,469

The short-term advance to third parties was interest free and due within one year.